Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 4,418,263	R$ 4,240,107
Current	826,107	789,609
Non-current	3,592,156	3,450,498
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	4,081,456	3,863,986
Marketing expenses
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	10,687	16,893
Services paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	42,331	48,775
Other expenses paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 283,789	R$ 310,453